ACCOUNTS RECEIVABLE (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 0	$ 97,000	$ 631,000	$ 78,000
Increase (Decrease) in Accounts Receivable	$ (1,895,000)	$ 72,000	(683,000)	(336,000)
Accounts Receivable, Gross, Current			1,696,000	572,000
Accounts Receivable, Related Parties, Current			$ 0	$ 156,000